INCOME TAXES - Narrative (Details) ¥ in Thousands	12 Months Ended			24 Months Ended	60 Months Ended		72 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018	Dec. 31, 2027 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022
PRC statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate small profit enterprises, percent					20.00%
Assessable tax, percent		12.5	12.5		25
Assessable profit before tax		¥ 1,000	¥ 1,000		¥ 3,000
Deferred tax assets along with valuation allowance	¥ 988
Tax losses carry forwards	1,263,133
2024	280,201
2025	336,215
2026	271,151
2027	184,458
2028	184,548
Unrecognized tax benefits	0
Unrecognized tax benefits, income tax penalties and interest expense	¥ 0
State Administration of Taxation, China
Withholding income tax percentage	10.00%
Maximum [Member]
Preferential income tax rate small profit enterprises, percent		25.00%	50.00%	20.00%		20.00%	20.00%
Following preferential income tax rate small profit enterprises, percent				50.00%
Assessable profit before tax		¥ 3,000	¥ 3,000
Minimum [Member]
Preferential income tax rate small profit enterprises, percent		20.00%	20.00%
Assessable profit before tax		¥ 1,000	¥ 1,000
HK
Tax losses carry forwards	¥ 6,560